UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22987
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Pioneer ILS Interval Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2016 to June 30, 2017

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer ILS Interval Fund

By (Signature and Title)

        /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                                               & President

Date: August 15, 2017

========================== Pioneer ILS Interval Fund ===========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT